Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 4,494	$ 6,817
Short-term investments	4,531	2,591
Accounts receivable, net	899	822
Loans and interest receivable, net	2,789	2,160
Funds receivable and customer accounts	9,260	8,094
Other current assets	1,310	914
Total current assets	23,283	21,398
Long-term investments	4,971	3,044
Property and equipment, net	2,760	2,491
Goodwill	9,267	8,537
Intangible assets, net	941	1,128
Other assets	266	476
Total assets	41,488	37,074
Current liabilities:
Short-term debt	6	413
Accounts payable	309	301
Funds payable and amounts due to customers	9,260	8,094
Accrued expenses and other current liabilities	2,799	1,916
Deferred revenue	158	137
Income taxes payable	107	63
Total current liabilities	12,639	10,924
Deferred and other tax liabilities, net	841	972
Long-term debt	4,117	4,106
Other liabilities	244	207
Total liabilities	17,841	16,209
Commitments and contingencies (Note 12)
Stockholders' equity:
Common stock, $0.001 par value; 3,580 shares authorized; 1,294 and 1,286 shares outstanding	2	2
Additional paid-in capital	13,031	12,062
Treasury stock at cost, 271 and 249 shares	(9,396)	(8,053)
Retained earnings	18,854	15,998
Accumulated other comprehensive income	1,156	856
Total stockholders' equity	23,647	20,865
Total liabilities and stockholders' equity	$ 41,488	$ 37,074